Vessel and other equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment, Net, Total	$ 353,078	$ 0
Depreciation	2,622
Equipment [Member]
Property, Plant and Equipment, Net, Total	189	70
Depreciation	$ 31	$ 31	$ 8